Share-based payments transactions - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan	12 Months Ended
	Mar. 31, 2024 share	Mar. 31, 2023 share	Mar. 31, 2022 share	Mar. 04, 2024 $ / shares	Mar. 04, 2024 € / shares	Feb. 22, 2024 $ / shares	Mar. 31, 2021 share	Oct. 23, 2020 $ / shares	Jun. 25, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	6,244,000	7,952,000	7,980,000				8,457,000
Weighted average remaining contractual life of outstanding share options	4 years 9 months 3 days	3 years 1 month 24 days	3 years 1 month 24 days
SOP 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares									$ 10.59
Number of options outstanding (in shares)	38,000	461,000	461,000
SOP 2019 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				$ 7.50
Number of options outstanding (in shares)	293,000	0	0
SOP 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	329,000	4,741,000	7,519,000
SOP 2020 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					€ 8.50
SOP 2020 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					14.50
SOP 2020 MOD CEO
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	0	2,750,000	0
SOP 2020 MOD CEO | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					6.42
SOP 2020 MOD CEO | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					12.42
SOP 2020 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	5,584,000	0	0
SOP 2020 MOD | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					6.00
SOP 2020 MOD | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | € / shares					€ 10.50
Exercise price range one | SOP 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								$ 8.50
Number of options outstanding (in shares)	107,000	1,540,000	2,443,000
Exercise price range one | SOP 2020 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				6.00		$ 6.00
Number of options outstanding (in shares)	1,841,000	0	0
Exercise price range two | SOP 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								10.50
Number of options outstanding (in shares)	90,000	1,304,000	2,068,000
Exercise price range two | SOP 2020 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				7.50		7.50
Number of options outstanding (in shares)	1,535,000	0	0
Exercise price range three | SOP 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								12.50
Number of options outstanding (in shares)	74,000	1,067,000	1,692,000
Exercise price range three | SOP 2020 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				9.00		9.00
Number of options outstanding (in shares)	1,245,000	0	0
Exercise price range four | SOP 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								14.50
Number of options outstanding (in shares)	58,000	830,000	1,316,000
Exercise price range four | SOP 2020 MOD
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares				$ 10.50		$ 10.50
Number of options outstanding (in shares)	963,000	0	0
Exercise price range five | SOP 2020 MOD CEO
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								6.42
Number of options outstanding (in shares)	0	894,000	0
Exercise price range six | SOP 2020 MOD CEO
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								8.42
Number of options outstanding (in shares)	0	756,000	0
Exercise price range seven | SOP 2020 MOD CEO
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								10.42
Number of options outstanding (in shares)	0	619,000	0
Exercise price range eight | SOP 2020 MOD CEO
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares								$ 12.42
Number of options outstanding (in shares)	0	481,000	0